UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%

	Shares	Value

CONSUMER DISCRETIONARY — 12.9%
Amazon.com *	40,252	$39,760,121
Comcast, Cl A	568,033	22,976,935
Dollar General	157,115	11,808,763
Home Depot	108,686	16,259,426
Omnicom Group	98,575	7,761,795
TJX	91,076	6,403,553
VF	124,676	7,753,601

		112,724,194

CONSUMER STAPLES — 4.0%
Colgate-Palmolive	119,221	8,607,756
CVS Health	141,996	11,349,740
PepsiCo	131,594	15,345,177

		35,302,673

ENERGY — 4.6%
Anadarko Petroleum	157,514	7,193,664
EOG Resources	118,677	11,290,930
Kinder Morgan	531,941	10,867,554
Pioneer Natural Resources	65,398	10,666,414

		40,018,562

FINANCIALS — 14.8%
American Express	89,600	7,636,608
BlackRock, Cl A	34,785	14,836,846
Capital One Financial	125,172	10,787,323
Citigroup	317,456	21,729,863
JPMorgan Chase	241,115	22,134,357
Prudential Financial	148,116	16,771,175
US Bancorp	312,960	16,518,029
Wells Fargo	344,117	18,561,671

		128,975,872

HEALTH CARE — 21.1%
Aetna	108,481	16,739,703
Allergan	73,998	18,671,915
Cigna	59,508	10,328,208
Danaher	218,195	17,780,711
Express Scripts Holding *	173,867	10,891,029
Johnson & Johnson	165,665	21,987,059
McKesson	47,352	7,664,868
Medtronic	203,475	17,085,796

1

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Merck	194,803	$12,444,016
Stryker	122,704	18,049,758
Thermo Fisher Scientific	66,886	11,740,499
UnitedHealth Group	110,234	21,143,984

		184,527,546

INDUSTRIALS — 8.4%
Boeing	45,647	11,067,571
Fortive	157,091	10,170,071
General Electric	576,148	14,755,151
Honeywell International	105,118	14,308,662
Union Pacific	107,525	11,070,774
United Technologies	99,361	11,781,234

		73,153,463

INFORMATION TECHNOLOGY — 25.8%
Adobe Systems *	57,161	8,373,515
Alliance Data Systems	30,552	7,376,169
Alphabet, Cl A *	10,644	10,063,902
Alphabet, Cl C *	34,713	32,300,446
Apple	135,308	20,124,359
Automatic Data Processing	160,973	19,141,299
Cisco Systems	476,546	14,987,372
Fidelity National Information Services	126,708	11,558,304
Fiserv *	115,629	14,858,327
Microsoft	400,649	29,127,182
Oracle	402,766	20,110,107
QUALCOMM	273,385	14,541,348
Visa, Cl A	224,557	22,356,895

		224,919,225

MATERIALS — 1.4%
Praxair	95,672	12,452,667

REAL ESTATE — 1.9%
American Tower, Cl A ‡	122,148	16,652,437

UTILITIES — 1.3%
NextEra Energy	77,953	11,388,154

TOTAL COMMON STOCK (Cost $531,172,795)		840,114,793

2

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY FUND
JULY 31, 2017 (Unaudited)

CASH EQUIVALENT(A) — 3.5%

	Shares	Value

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.880% (Cost $30,664,102)	30,664,102	$30,664,102

TOTAL INVESTMENTS — 99.7% (Cost $561,836,897)†		$870,778,895

Percentages are based on Net Assets of $873,751,065.

(A)	The reporting rate is the 7-day effective yield as of July 31, 2017.
*	Non-income producing security.
‡	Real Estate Investment Trust

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $561,836,897, and the unrealized appreciation and depreciation were $316,176,724 and $(7,234,726) respectively.

Cl — Class

As of July 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-0800

3

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%**

	Shares	Value

CONSUMER DISCRETIONARY — 16.4%
AutoZone *	16,637	$8,980,985
BorgWarner	56,007	2,617,767
Carter’s	60,037	5,207,009
Delphi Automotive	56,214	5,082,870
Dick’s Sporting Goods	57,040	2,129,874
Discovery Communications, Cl C *	111,187	2,571,755
Dollar Tree *	106,847	7,701,532
Hanesbrands	169,261	3,879,462
LKQ *	160,064	5,531,812
Marriott International, Cl A	61,380	6,395,182
Mohawk Industries *	25,833	6,432,159
O’Reilly Automotive *	19,323	3,947,689
Ross Stores	122,347	6,768,236
Tractor Supply	54,354	3,050,347
Ulta Salon Cosmetics & Fragrance *	14,467	3,634,255
Whirlpool	34,823	6,194,315

		80,125,249

CONSUMER STAPLES — 5.6%
Brown-Forman, Cl B	97,960	4,839,224
Church & Dwight	120,281	6,416,991
Monster Beverage *	204,601	10,792,703
Sprouts Farmers Market *	212,144	5,106,306

		27,155,224

ENERGY — 2.2%
Cimarex Energy	24,800	2,455,944
Concho Resources *	42,470	5,532,142
EQT	41,230	2,626,351

		10,614,437

FINANCIALS — 4.5%
Ameriprise Financial	50,220	7,275,874
Intercontinental Exchange	96,617	6,445,320
MSCI, Cl A	27,693	3,017,152
TD Ameritrade Holding	114,080	5,216,878

		21,955,224

HEALTH CARE — 11.9%
Acadia Healthcare *	108,707	5,753,862
Alkermes *	72,747	3,958,164
AmerisourceBergen, Cl A	78,534	7,368,060

1

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Edwards Lifesciences *	50,840	$5,855,751
Envision Healthcare *	55,284	3,119,676
HCA Healthcare *	78,327	6,292,791
HealthSouth	149,834	6,376,935
Humana	22,733	5,255,870
Jazz Pharmaceuticals *	24,077	3,698,468
Ligand Pharmaceuticals *	18,703	2,261,380
Teleflex	11,987	2,483,946
Universal Health Services, Cl B	49,394	5,474,337

		57,899,240

INDUSTRIALS — 12.5%
AMETEK	91,657	5,644,238
HD Supply Holdings *	146,631	4,764,041
Hexcel	85,767	4,388,698
Hubbell, Cl B	38,130	4,529,463
IHS Markit *	88,867	4,145,646
Kansas City Southern	48,670	5,022,257
Masco	113,874	4,342,016
Parker-Hannifin	31,310	5,196,834
Pentair	62,827	3,962,499
Rexnord *	190,341	4,408,297
Roper Technologies	31,620	7,350,385
TransUnion *	105,504	4,835,248
Wabtec	31,517	2,375,121

		60,964,743

INFORMATION TECHNOLOGY — 33.9%
Alliance Data Systems	46,707	11,276,471
Amphenol, Cl A	75,227	5,763,893
ANSYS *	43,297	5,609,127
Autodesk *	41,127	4,556,460
Check Point Software Technologies *	55,594	5,880,733
Citrix Systems *	33,377	2,636,116
Cognizant Technology Solutions, Cl A	193,854	13,437,959
EPAM Systems *	93,827	8,062,554
Euronet Worldwide *	86,180	8,325,850
Fidelity National Information Services	94,137	8,587,177
Fiserv *	130,717	16,797,134
FleetCor Technologies *	30,380	4,619,583
Global Payments	86,180	8,132,807
Microchip Technology	123,174	9,858,847
NXP Semiconductors *	93,207	10,283,528

2

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
PTC *	127,411	$7,031,813
Red Hat *	37,613	3,718,797
Skyworks Solutions	75,640	7,932,367
TE Connectivity	74,400	5,981,016
Vantiv, Cl A *	158,824	10,093,265
WEX *	37,820	4,110,278
Xilinx	42,677	2,699,747

		165,395,522

MATERIALS — 5.4%
Ashland Global Holdings	27,383	1,779,073
Berry Global Group *	130,614	7,324,833
Crown Holdings *	72,024	4,283,267
FMC	84,010	6,416,684
International Flavors & Fragrances	37,303	4,968,014
Valvoline	75,124	1,703,064

		26,474,935

REAL ESTATE — 2.5%
Equinix ‡	19,013	8,569,729
Jones Lang LaSalle ‡	30,277	3,851,840

		12,421,569

TELECOMMUNICATION SERVICES — 1.5%
SBA Communications, Cl A *	54,870	7,547,369

TOTAL COMMON STOCK (Cost $407,921,346)		470,553,512

CASH EQUIVALENT(A) — 3.6%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.880% (Cost $17,387,163)	17,387,163	17,387,163

TOTAL INVESTMENTS — 100.0% (Cost $425,308,509)†		$487,940,675

Percentages are based on Net Assets of $488,013,511.

(A)	The reporting rate is the 7-day effective yield as of July 31, 2017.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust

3

THE ADVISORS’ INNER CIRCLE FUND	AT MID CAP EQUITY FUND
JULY 31, 2017 (Unaudited)

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $425,308,509, and the unrealized appreciation and depreciation were $73,277,705 and $(10,645,539) respectively.

Cl — Class

As of July 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-002-0700

4

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 62.2%

	Shares	Value

CONSUMER DISCRETIONARY — 7.0%
Amazon.com *	850	$839,613
Comcast, Cl A	92,425	3,738,591
Home Depot	23,825	3,564,220
NIKE, Cl B (A)	17,100	1,009,755
Regal Entertainment Group, Cl A (A)	110,600	2,103,612
Starbucks	37,000	1,997,260
Tupperware Brands (A)	77,100	4,680,741
VF (A)	63,100	3,924,189

		21,857,981

CONSUMER STAPLES — 4.0%
Kellogg	61,850	4,205,800
PepsiCo	38,775	4,521,553
Walgreens Boots Alliance	45,100	3,638,217

		12,365,570

ENERGY — 5.1%
Chevron	55,300	6,038,207
Kinder Morgan	245,000	5,005,350
Linn Energy *	4,433	155,820
Occidental Petroleum (A)	74,100	4,589,013

		15,788,390

FINANCIALS — 10.7%
Ares Capital	249,275	4,085,617
Golub Capital	181,800	3,556,008
Hercules Capital	169,873	2,266,106
JPMorgan Chase	75,700	6,949,260
Navient	197,600	2,914,600
Prudential Financial (A)	49,375	5,590,731
US Bancorp	88,150	4,652,557
Wells Fargo	63,125	3,404,963

		33,419,842

HEALTH CARE — 6.7%
Allergan (A)	4,600	1,160,718
Johnson & Johnson (A)	43,650	5,793,228
Merck	86,175	5,504,859
Novartis ADR	41,900	3,569,880
Pfizer	144,500	4,791,620

		20,820,305

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — 7.8%
Boeing	25,400	$6,158,484
General Electric (A)	149,525	3,829,335
Lockheed Martin (A)	21,900	6,397,647
Union Pacific (A)	29,250	3,011,580
United Parcel Service, Cl B	44,245	4,879,781

		24,276,827

INFORMATION TECHNOLOGY — 12.5%
Alphabet, Cl A *	2,500	2,363,750
Apple	37,025	5,506,728
Automatic Data Processing	37,175	4,420,479
Cisco Systems (A)	188,200	5,918,890
Intel	99,595	3,532,635
Microchip Technology (A)	58,469	4,679,859
Microsoft	106,650	7,753,455
Paychex (A)	32,000	1,851,200
QUALCOMM (A)	24,500	1,303,155
Visa, Cl A	14,675	1,461,043

		38,791,194

MATERIALS — 1.1%
Praxair (A)	26,825	3,491,542

REAL ESTATE — 3.0%
Crown Castle International ‡	36,285	3,649,545
Hannon Armstrong Sustainable Infrastructure Capital ‡	104,560	2,431,020
Weyerhaeuser ‡	96,075	3,172,397

		9,252,962

TELECOMMUNICATION SERVICES — 0.7%
Verizon Communications (A)	44,500	2,153,800

UTILITIES — 3.6%
American Water Works	42,750	3,467,025
NextEra Energy (A)	25,004	3,652,834
NRG Yield, Cl A	49,750	906,943
NRG Yield, Cl C	179,750	3,343,350

		11,370,152

TOTAL COMMON STOCK (Cost $170,441,202)		193,588,565

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — 25.4%

	Face Amount	Value

CONSUMER DISCRETIONARY — 5.2%
Ford Motor Credit
3.336%, 03/18/21	$ 2,855,000	$2,926,252
General Motors Financial
2.569%, 10/04/19(B)	2,000,000	2,024,588
Goodyear Tire & Rubber
5.125%, 11/15/23	2,250,000	2,342,813
Regal Entertainment Group
5.750%, 03/15/22	2,000,000	2,084,800
Sirius XM Radio
6.000%, 07/15/24(C)	750,000	809,062
Speedway Motorsports
5.125%, 02/01/23	1,835,000	1,880,875
Tenneco
5.375%, 12/15/24	630,000	655,200
Time Warner
3.600%, 07/15/25	3,500,000	3,536,715

		16,260,305

ENERGY — 3.6%
Chesapeake Energy
8.000%, 12/15/22(C)	515,000	545,900
DCP Midstream Operating
6.750%, 09/15/37(C)	1,500,000	1,620,000
Genesis Energy
6.000%, 05/15/23	1,700,000	1,683,000
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,787,647
Regency Energy Partners
5.500%, 04/15/23	3,265,000	3,362,950
Sabine Pass Liquefaction
5.750%, 05/15/24	1,250,000	1,405,069
5.625%, 03/01/25	750,000	834,165

		11,238,731

FINANCIALS — 6.3%
Ally Financial
3.750%, 11/18/19	3,500,000	3,578,750
Ares Capital
3.875%, 01/15/20	2,500,000	2,555,150
Bank of America MTN
3.950%, 04/21/25	3,250,000	3,328,780
Goldman Sachs Group MTN
3.064%, 10/28/27(B)	3,000,000	3,126,036

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Morgan Stanley
2.487%, 01/20/22(B)	$ 4,000,000	$4,039,916
Navient MTN
4.875%, 06/17/19	500,000	516,250
4.625%, 09/25/17	425,000	426,062
Wells Fargo MTN
4.100%, 06/03/26	2,000,000	2,087,618

		19,658,562

HEALTH CARE — 1.9%
Fresenius US Finance
II 4.500%, 01/15/23(C)	2,000,000	2,117,500
HCA
6.500%, 02/15/20	1,150,000	1,256,375
5.000%, 03/15/24	1,250,000	1,326,875
Universal Health Services
4.750%, 08/01/22(C)	500,000	513,750
3.750%, 08/01/19(C)	750,000	765,000

		5,979,500

INDUSTRIALS — 1.5%
Masco
4.450%, 04/01/25	2,750,000	2,942,967
United Rentals North America
6.125%, 06/15/23	1,650,000	1,726,313

		4,669,280

INFORMATION TECHNOLOGY — 2.0%
CommScope Technologies Finance
6.000%, 06/15/25(C)	2,000,000	2,150,000
NXP BV
4.625%, 06/15/22(C)	1,000,000	1,073,750
4.625%, 06/01/23(C)	1,000,000	1,080,180
Sanmina
4.375%, 06/01/19(C)	1,750,000	1,795,938

		6,099,868

MATERIALS — 0.6%
NOVA Chemicals
5.000%, 05/01/25(C)	2,000,000	2,010,000

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
JULY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE — 0.7%
Sabra Health Care
5.500%, 02/01/21‡	$2,000,000	$2,076,510

TELECOMMUNICATION SERVICES — 2.9%
Level 3 Financing
5.250%, 03/15/26	2,000,000	2,125,000
Sprint Capital
6.900%, 05/01/19	1,000,000	1,063,750
Sprint Spectrum
3.360%, 09/20/21(C)	3,500,000	3,547,950
Verizon Communications
3.500%, 11/01/24	2,250,000	2,270,095

		9,006,795

UTILITIES — 0.7%
AES
6.000%, 05/15/26	2,000,000	2,145,000

TOTAL CORPORATE OBLIGATIONS (Cost $76,814,201)		79,144,551

EXCHANGE TRADED FUNDS — 5.3%

	Shares
Nuveen AMT-Free Municipal Credit Income Fund	327,600	5,074,524
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	36,990	3,764,102
PowerShares Senior Loan Portfolio	324,400	7,548,788

TOTAL EXCHANGE TRADED FUNDS (Cost $16,649,520)		16,387,414

PREFERRED STOCK — 1.5%

FINANCIALS — 0.7%
Wells Fargo, 7.500%	1,700	2,256,750

HEALTH CARE — 0.4%
Allergan, 5.500%	1,190	1,063,872

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
JULY 31, 2017 (Unaudited)

PREFERRED STOCK — continued

	Shares	Value

REAL ESTATE — 0.4%
Public Storage, 4.900% ‡	50,000	$1,229,500

TOTAL PREFERRED STOCK (Cost $3,988,228)		4,550,122

U.S. TREASURY OBLIGATION — 0.6%

	Face Amount
U.S. Treasury Bond 2.500%, 02/15/45 (Cost $1,912,897)	2,000,000	1,847,344

CASH EQUIVALENT(D) — 4.1%

	Shares
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.880% (Cost $12,792,719)	12,792,719	12,792,719

TOTAL INVESTMENTS — 99.1% (Cost $282,598,767)†		$308,310,715

WRITTEN EQUITY OPTIONS — 0.0%

	Contracts
NextEra Energy, Expires 8/19/2017, Call Price 145.00*	(78)	(19,032)
NIKE, Expires 9/16/2017, Call Price 62.50*	(171)	(4,959)
Paychex, Expires 9/16/2017, Call Price 60.00*	(320)	(21,120)
Praxair, Expires 8/19/2017, Call Price 140.00*	(37)	(481)
QUALCOMM, Expires 8/19/2017, Call Price 62.50*	(245)	(490)
Regal Entertainment Group, Expires 8/19/2017, Call Price 22.50*	(275)	(1,375)
Regal Entertainment Group, Expires 9/16/2017, Call Price 17.50*	(221)	(5,525)
Tupperware Brands, Expires 9/16/2017, Call Price 65.00*	(323)	(12,920)
Tupperware Brands, Expires 8/19/2017, Call Price 75.00*	(330)	(330)

TOTAL WRITTEN OPTIONS — 0.0% (Premiums Received $148,865)		(66,232)

THE ADVISORS’ INNER CIRCLE FUND	AT INCOME OPPORTUNITIES FUND
JULY 31, 2017 (Unaudited)

Percentages are based on Net Assets of $311,144,254.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security, or portion thereof, has been pledged as collateral on written equity options.
(B)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2017.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2017 was $18,029,030 which represents 5.8% of Net Assets
(D)	The reporting rate is the 7-day effective yield as of July 31, 2017.
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $282,598,767, and the unrealized appreciation and depreciation were $30,594,820 and $(4,882,872) respectively.

ADR — American Depositary Receipt

AMT — Alternative Minimum Tax

Cl — Class

ETF — Exchange Traded Fund

MTN — Medium Term Note

The following is a summary of the inputs used as of July 31, 2017, when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$193,588,565	$—	$—	$193,588,565
Corporate Obligations	—	$79,144,551	$—	$79,144,551
Exchange Traded Funds	16,387,414	—	—	16,387,414
Preferred Stock	4,550,122	—	—	4,550,122
U.S. Treasury Obligation	—	1,847,344	—	1,847,344
Cash Equivalent	12,792,719	—	—	12,792,719

Total Investments in Securities	$227,318,820	$80,991,895	$—	$308,310,715

Liabilities
Written Options	$(66,232)	$—	$—	$(66,232)

Total Liabilities	$(66,232)	$—	$—	$(66,232)

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2017, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-003-0700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017